UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            08/10/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        48
                                               -------------

Form 13F Information Table Value Total:       $398,553
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

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


                                               FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN SEDCO
 FOREX INC         ORD          G90078109    1,240    30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
AT&T CORP          COMMON       001957109    2,200   100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
AT&T CORP          COM WIRELES  001957406    1,511    92,386   SH         SOLE          92,386   0       0
                                GRP
-----------------------------------------------------------------------------------------------------------
AT&T CDA INC       DEPS RCPT    00207Q202   10,821   236,900   SH         SOLE         236,900   0       0
                                CL B
-----------------------------------------------------------------------------------------------------------
ALLIANCE FST
  PRODS INC        COMMON       01859J108   16,008   667,000   SH         SOLE         667,000   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN GENERAL
 CORP              COMMON       026351106   46,450 1,000,000   SH         SOLE         500,000   0       0
-----------------------------------------------------------------------------------------------------------
BHC COMMUNICATIONS CL A         055448104    5,587    40,200   SH         SOLE          40,200   0       0
INC
-----------------------------------------------------------------------------------------------------------
BARD C R INC       COMMON       067383109    5,695   100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
BARRETT RES CORP   COM PAR      068480201    9,185   155,680   SH         SOLE         155,680   0       0
                   $0.01
-----------------------------------------------------------------------------------------------------------
BERGEN BRUNSWIG    CL A         083739102   20,623 1,073,000   SH         SOLE       1,073,000   0       0
CORP
-----------------------------------------------------------------------------------------------------------
CARTER WALLACE INC COMMON       146285101    3,870   200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
CHRIS CRAFT INDS   COMMON       170520100   10,710   150,000   SH         SOLE         150,000   0       0
INC
-----------------------------------------------------------------------------------------------------------
CREDIT SUISSE
  FIRST BOSTON USA CSFBDIRECT   22541L103      475   100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
DATRON SYS INC DEL COMMON       238173108      753    50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
DIME BANCORP INC   COMMON       25429Q102    7,450   200,000   SH         SOLE         200,000   0       0
  NEW
-----------------------------------------------------------------------------------------------------------
EL PASO CORP       COMMON       28336L109    7,958   151,467   SH         SOLE         151,467   0       0
-----------------------------------------------------------------------------------------------------------
FIRST UN CORP      COMMON       337358105   10,803   309,208   SH         SOLE         309,208   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC   COMMON       354613101      317     6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------
GPU INC            COMMON       36225X100    1,757    50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
GALILEO            COMMON       363547100    3,250   100,000   SH         SOLE         100,000   0       0
  INTERNATIONAL INC
-----------------------------------------------------------------------------------------------------------
GULF CDA RES LTD   ORD          40218L305   40,582 5,000,000   SH         SOLE       5,000,000   0       0
-----------------------------------------------------------------------------------------------------------
HARCOURT GEN INC   COMMON       41163G101   13,965   240,000   SH         SOLE         240,000   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106    8,223   235,000   SH         SOLE         235,000   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC CALL         4385169G3       40   100,000   SH  CALL   SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
HOUGHTON MIFFLIN
  CO               COMMON       441560109   14,982   250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
  COS INC          COMMON       460690100    2,423    82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
INVERNESS MED
 TECHNOLOGY INC    COMMON       461268104    7,400   200,000   SH         SOLE         200,000    0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP  COMMON       46612J101      317    24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COMMON       478160104   33,187   663,748   SH         SOLE         663,748   0       0
-----------------------------------------------------------------------------------------------------------
JONES APPAREL
  GROUP INC       COMMON        480074103      606    14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
MARINE DRILLING
  COS INC         COM PAR       568240204      956    50,000   SH         SOLE          50,000   0       0
                  $0.01
-----------------------------------------------------------------------------------------------------------
METROWEST BK MASS  COMMON       592668107      489    43,500   SH         SOLE          43,500   0       0
-----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
 INC               COMMON       641234109      938    13,800   SH         SOLE          13,800   0       0
-----------------------------------------------------------------------------------------------------------
NEWPORT NEWS
 SHIPBUILDING INC  COMMON       652228107   12,250   200,000   SH         SOLE         200,000   0       0
-----------------------------------------------------------------------------------------------------------
PRICE              COMMON NEW   741437305    2,019   100,000   SH         SOLE         100,000   0       0
COMMUNICATIONS CORP
-----------------------------------------------------------------------------------------------------------
QUAKER OATS CO     COMMON       747402105    7,756    85,000   SH         SOLE          85,000   0       0
-----------------------------------------------------------------------------------------------------------
ROGERS WIRELESS
 COMMUNICATIONS    CL B NON VTG 775315104    6,525   250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
SIEBEL SYS INC     COMMON       826170102    1,483    31,627   SH         SOLE          31,627   0       0
-----------------------------------------------------------------------------------------------------------
SILICONIX INC      COMMON NEW   827079203      791    25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
SPIEKER PPTYS INC  COMMON       848497103    9,145   152,550   SH         SOLE         152,550   0       0
-----------------------------------------------------------------------------------------------------------
TEXACO INC         COMMON       881694103   26,640   400,000   SH         SOLE         400,000   0       0
-----------------------------------------------------------------------------------------------------------
TOSCO CORP         COMMON NEW   891490302   13,215   300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON NEW   902973304      259    11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
UNIGRAPHICS
 SOLUTIONS INC     CL A         904928108    2,686    84,600   SH         SOLE          84,600   0       0
-----------------------------------------------------------------------------------------------------------
UTILICORP UTD INC  COMMON       918005109    1,536    50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE
  CO               COMMON       923436109    1,689    25,382   SH         SOLE          25,382   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308   10,156   196,256   SH         SOLE         196,256   0       0
-----------------------------------------------------------------------------------------------------------
WILLAMETTE INDS    COMMON       969133107   11,632   235,000   SH         SOLE         235,000   0       0
INC
-----------------------------------------------------------------------------------------------------------

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